Employee future benefits	12 Months Ended
Dec. 31, 2020
Employee future benefits
Employee future benefits

10.   Employee future benefits

Defined contribution pension plans

We have a number of registered retirement and defined contribution plans providing pension and other retirement and post-employment benefits to our employees in the form of certain statutory and other schemes. Employees in most of our foreign subsidiaries are covered by government mandated, defined contribution plans. Employees become eligible to participate in these plans on the first day of the month after their employment date. The Company may make discretionary contributions under the plans.

We offer two defined contribution pension plans, which are contributory, and these are the pension plans that we sponsor and are available to our employees. Employees, annually, can generally choose to contribute to the plans at a rate of between 3% and 6% of their pensionable earnings. During the years ended December 31, 2020 and 2019, we matched 100% of the contributions of employees up to 5% of their pensionable earnings and 80% of employee contributions greater than that to a maximum contribution total of 5.8%. Membership in a defined contribution pension plan is generally voluntary until an employee’s third-year service anniversary. In the event that annual contributions exceed allowable maximums, excess amounts are in certain cases contributed to a non-registered, supplementary defined contribution pension plan. Our total defined contribution pension plan costs, recognized in comprehensive income for the years ended December 31, 2020 and 2019 were $1.4 million and $0.3 million, respectively.

Defined benefit pension plans

We also have a small number of Canadian-sited employees who participate in defined benefit plans, and such plans share risks between TELUS Corporation and its subsidiaries (see Note 19(a)). Disclosure about these defined benefit plans, as a whole, is made in the publicly-available TELUS Corporation consolidated financial statements.

In addition to the aforementioned plans, we have non-registered, non-contributory supplementary retirement benefit plans, which have the effect of maintaining the earned pension benefit once the allowable maximums in the registered plans are attained. As is common with non-registered plans of this nature, these plans are typically funded only as benefits are paid. Our total retirement benefit plan pension plan costs, recognized in comprehensive income for the years ended December 31, 2020, December 31, 2019 and December 31, 2018, were $3.1 million, $1.9 million and $0.8 million, respectively. As at December 31, 2020, December 31, 2019 and December 31, 2018, we had recorded an obligation of $14.7 million, $8.8 million and $3.7 million, respectively, in respect of these plans in Provisions in the consolidated statement of financial position.